KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2022
Key Management Compensation [Abstract]
KEY MANAGEMENT COMPENSATION [Text Block]

11. KEY MANAGEMENT COMPENSATION

The Company's related parties include its directors and officers, who are the key management of the Company. The remuneration of key management was as follows:

For the year ended December 31,	2022	2021
	$	$
Salaries and director fees	2,284,846	1,580,676
Share-based payments	2,309,506	1,128,330

KEY MANAGEMENT COMPENSATION	4,594,352	2,709,006

Share-based payments represent the fair value on grant date of stock options, RSUs and DSUs previously granted to directors and officers that was recognized in the statement of loss and comprehensive loss during the years presented above.